Contingent Consideration Liabilities - Additional Information (Detail) £ in Millions	1 Months Ended
	Jan. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)
Disclosure of fair value of contingent consideration [line items]
Contingent consideration payable | £		£ 837	£ 1,076
Novartis [member]
Disclosure of fair value of contingent consideration [line items]
Contingent consideration settled | $	$ 450
Novartis [member] | Bottom of range [member]
Disclosure of fair value of contingent consideration [line items]
Contingent consideration liability discount percentage		8.00%
Novartis [member] | Top of range [member]
Disclosure of fair value of contingent consideration [line items]
Contingent consideration liability discount percentage		9.00%
Shionogi ViiV healthcare joint venture [member]
Disclosure of fair value of contingent consideration [line items]
Contingent consideration liability discount percentage		8.50%